Expense Example, No Redemption (Vanguard Total International Stock Index Fund ETF)	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179